Inventories and Supplies - Summary of Changes in Allowance for Inventory Obsolescence and Write-down (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Balances at beginning of the year	₱ 2,218	₱ 2,688
Provisions (Note 5)	89	414
Disposals and other adjustments	(59)	(63)
Reversals	(252)	(70)
Cost of sales	(384)	(751)
Balances at end of the year	₱ 1,612	₱ 2,218